Related Party Balances and Transactions (Details) - Schedule of Purchase Products from a Related Party	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Purchase Products from a Related Party [Line Items]
Total purchase from related party	$ 47,704,656	$ 6,095,741	$ 28,301,082	$ 24,221,784
Zhongshan Raytech [Member]
Schedule of Purchase Products from a Related Party [Line Items]
Total purchase from related party	$ 47,704,656	$ 6,095,741	$ 28,301,082	$ 24,221,784